Derivative Financial Instruments - Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 12,473,967	$ 25,947,993
Net total	(1,162,119)	16,629,978
Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	164,218	3,184,942
Natural gas options [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	0	0
Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	12,286,853	22,763,051
Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	22,896	0
Derivatives liabilities	(19,321)	0
Interest Rate Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities		(1,331,187)
Derivatives not designated as hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(13,636,086)	(9,318,015)
Derivatives not designated as hedges [member] | Crude oil options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(458,068)	(1,266,940)
Derivatives not designated as hedges [member] | Currency Options [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(1,769,276)	(2,219)
Derivatives not designated as hedges [member] | Cross - currency swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(10,802,229)	(6,005,562)
Derivatives not designated as hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	(263,340)	$ (712,107)
Derivatives not designated as hedges [member] | Interest Rate Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives liabilities	$ (323,852)